Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Voyage revenues (Note 16)	$ 949,269	$ 1,437,156	$ 1,427,423
Expenses/(Income)
Voyage expenses (Notes 3 and 17)	253,843	286,534	226,111
Charter-in hire expenses (Note 3)	17,656	21,020	14,565
Vessel operating expenses (Note 17)	221,327	228,616	208,661
Dry docking expenses	41,969	47,718	30,986
Depreciation (Note 5)	138,429	156,733	152,640
Management fees (Notes 3 and 10)	16,809	19,071	19,489
General and administrative expenses (Note 3)	54,413	56,826	39,500
Impairment loss (Notes 5 and 18)	17,838	(0)	(0)
Loss on write-down of inventory (Note 2j)	9,318	17,326	(0)
(Gain)/Loss on time charter agreement termination	0	0	(1,102)
Other operational loss	952	2,380	2,214
Other operational gain (Note 5)	(33,980)	(8,794)	(2,110)
Loss on bad debt (Note 2i)	300	677	629
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 18)	1,336	1,451	(3,564)
Gain on sale of vessels (Note 5)	(29,399)	0	0
Total operating expenses, net	710,811	829,558	688,019
Operating income	238,458	607,598	739,404
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(71,319)	(52,578)	(56,036)
Interest income and other income/(loss)	15,228	7,050	315
Gain/(Loss) on interest rate swaps, net (Note 18)	(3,539)	(0)	(0)
Gain/(Loss) on debt extinguishment, net (Note 8)	(5,149)	4,064	(3,257)
Total other expenses, net	(64,779)	(41,464)	(58,978)
Income before taxes and equity in income of investee	173,679	566,134	680,426
Income taxes (Note 14)	(183)	(244)	(16)
Income before equity in income of investee	173,496	565,890	680,410
Equity in income of investee (Note 3)	60	109	120
Net income	$ 173,556	$ 565,999	$ 680,530
Earnings per share, basic	$ 1.76	$ 5.54	$ 6.73
Earnings per share, diluted	$ 1.75	$ 5.52	$ 6.71
Weighted average number of shares outstanding, basic (Note 12)	98,457,929	102,153,255	101,183,829
Weighted average number of shares outstanding, diluted (Note 12)	98,928,011	102,536,966	101,479,072